Accounts and Other Receivables - Schedule of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables [Line Items]
Accounts receivable, net	₩ 56,318	₩ 81,152
Other receivables, net	2,904	1,572
Accounts receivable
Trade And Other Receivables [Line Items]
Non-related party	55,400	78,368
Related party	1,537	3,334
Accounts receivable | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	(619)	(550)	₩ (626)	₩ (319)
Accounts receivable | Loss allowance | Lifetime expected credit losses
Trade And Other Receivables [Line Items]
Less : Loss allowance	(619)	(550)
Other receivables
Trade And Other Receivables [Line Items]
Non-related party	2,904	1,577
Other receivables | Loss allowance
Trade And Other Receivables [Line Items]
Less : Loss allowance	0	(5)	₩ (5)	₩ (5)
Other receivables | Loss allowance | Lifetime expected credit losses
Trade And Other Receivables [Line Items]
Less : Loss allowance	₩ 0	₩ (5)